Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Property, plant and equipment
B.2. Property, plant and equipment
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2026:

(€ million)	June 30, 2026	June 30, 2025
Acquisitions	763	702
Biopharma	763	663
Of which Manufacturing & Supply	594	453
Opella (discontinued operation)	—	39
Of which capitalized interest	23	22
Firm orders for property, plant and equipment stood at €1,336 million as of June 30, 2026.